LEASE - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Description [Abstract]
Operating and variable lease cost	$ 38,839	$ 36,679	$ 27,124
Short-term lease cost	1,916	2,405	1,619
Total operating lease cost	$ 40,755	$ 39,084	$ 28,743